Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Schedule of Assumptions Used in Valuing the Share Options on the Grant Date	The following are the assumptions used in valuing the share options on the grant date during the year ended December 31, 2024 (in percentages, except as noted):
As of the
grant date
Volatility	15.69
Risk-free rate	4.12
Pre-vesting forfeiture rate	0.00 – 15.92
Dividend yield	0.00

Schedule of Nonvested Share Options

A summary of changes in the Company’s nonvested share options for the year is summarized as follows:

		Weighted
		average grant
	Number of	date per share
	shares	fair value
Balance at January 1, 2025	65,625	$24.25
Vested and exercised	(43,750)	24.94
Forfeited	(12,125)	22.87
Non-vested at December 31, 2025	9,750	$22.87

Balance at January 1, 2026	9,750	$22.87
Forfeited	(5,500)	19.53
Non-vested at June 30, 2026	4,250	$27.21